Stock-based compensation - Narrative (Details) - USD ($)		9 Months Ended		12 Months Ended
	Apr. 14, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, stock options granted (in usd per share)		$ 3.1	$ 0.36
Fair value of stock options vested		$ 6,564,103	$ 812,329
Warrants, exercise price (in usd per share)		$ 7.91
Warrants outstanding (in shares)		17,920,898
Common shares reserved for future issuance (in shares)		16,965,849
Period over which shares reserved for future issuance will increase		9 years
Additional shares reserved for issuance, percentage		5.00%
Expected dividend yield		0.00%	0.00%
Number of common stock warrants, Granted during the period		1,500,081
Share-based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%
Two Thousand Twenty Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of options vested				25.00%
The Two Thousand Twenty Two Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock warrants, Granted during the period		1,500,081
The Two Thousand Twenty Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock warrants, Granted during the period		4,341,966
DWave System [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, stock options granted (in usd per share)				$ 1.99	$ 0.35
Fair value of stock options vested				$ 1,733,745	$ 1,035,000
Expected dividend yield				0.00%	0.00%
Number of common stock warrants, Granted during the period				4,369,866
DWave System [Member] | Two Thousand Twenty Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Outstanding Number				$ 16,336,134,000	$ 12,654,807,000
Percentage of options vested				75.00%
DWave System [Member] | oneyearcliff [Member] | Two Thousand Twenty Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
D Wave Systems Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants expired (in shares)	617,972
Warrants, exercise price (in usd per share)	$ 1.75
Warrants outstanding (in shares)		0
Preferred Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, exercise price (in usd per share)						$ 2.16
Warrants outstanding (in shares)		3,247,637
Warrants, number of shares issuable (in shares)		2,889,282				3,247,637
Preferred Stock Warrants [Member] | DWave System [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, exercise price (in usd per share)						$ 1.92
Warrants outstanding (in shares)				3,247,637	1,100,000	3,247,637